Document and Entity Information	Sep. 30, 2020
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Registrant CIK	0000778108
SEC Form	485BPOS
Period end date	Sep. 30, 2020
Investment Company Type	N-1A
Document Effective Date	Jan. 28, 2021
Amendment Flag	false